Investment Securities - Available for Sale and Held to Maturity Investment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	$ 300,028	$ 285,838
Gross Unrealized Gains, Available for sale	591	1,082
Gross Unrealized Losses, Available for sale	(4,933)	(4,045)
Estimated Fair Value, Available for sale	295,686	282,875
Amortized Cost, Held to maturity	250	250
Estimated Fair Value, Held to maturity	250	250
Amortized Cost	300,278	286,088
Gross Unrealized Gains	591	1,082
Gross Unrealized Losses	(4,933)	(4,045)
Estimated Fair Value	295,936	283,125
U.S. Treasury Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	2,498	2,494
Gross Unrealized Losses, Available for sale		(10)
Estimated Fair Value, Available for sale	2,498	2,484
U.S. Government Agency Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale		4,976
Gross Unrealized Losses, Available for sale		(74)
Estimated Fair Value, Available for sale		4,902
U.S. Government Agency Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	246,535	205,586
Gross Unrealized Gains, Available for sale	583	1,082
Gross Unrealized Losses, Available for sale	(2,574)	(1,156)
Estimated Fair Value, Available for sale	244,544	205,512
Other Mortgage-Backed Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	115	183
Gross Unrealized Losses, Available for sale	(1)	(1)
Estimated Fair Value, Available for sale	114	182
Trust Preferred Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	12,023	12,018
Gross Unrealized Losses, Available for sale	(2,172)	(1,844)
Estimated Fair Value, Available for sale	9,851	10,174
Collateralized Loan Obligations [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	37,471	59,956
Gross Unrealized Gains, Available for sale	8
Gross Unrealized Losses, Available for sale	(160)	(960)
Estimated Fair Value, Available for sale	37,319	58,996
Other Securities [Member]
Schedule Of Available For Sale Securities And Held To Maturity [Line Items]
Amortized Cost, Available for sale	1,386	625
Gross Unrealized Losses, Available for sale	(26)
Estimated Fair Value, Available for sale	1,360	625
Amortized Cost, Held to maturity	250	250
Estimated Fair Value, Held to maturity	$ 250	$ 250